Related Party Transactions - AmTrust (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended								12 Months Ended
	Dec. 31, 2019	Nov. 30, 2018	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Investment in common and preferred shares											$ 33,000	$ 69,213	$ 155,440
Fees and commission income													1,453
Net investment income			$ 61,530	$ 72,130	$ 94,443	$ 74,714	$ 76,847	$ 81,502	$ 74,271	$ 75,651	302,817	308,271	261,698
Net realized and unrealized gains (losses)			803,467	500,005	967,608	(629,061)	153,477	145,060	260,669	452,760	1,642,019	1,011,966	(407,532)
NET EARNINGS (LOSS)			834,655	$ 645,850	$ 787,486	$ (540,618)	197,864	$ 126,559	$ 238,054	$ 365,742	1,727,373	928,219	(212,272)
Evergreen Parent L.P. | Affiliated entity
Related Party Transaction [Line Items]
Investment in common and preferred shares	$ 25,900	$ 200,000
Ownership of equity interest		8.50%
Fees and commission income													3,300
AmTrust | Affiliated entity
Related Party Transaction [Line Items]
Indirect investment	$ 240,100		$ 230,300				$ 240,100				230,300	240,100
Net investment income											7,365	7,667	299
Net realized and unrealized gains (losses)											(11,183)	10,086	0
NET EARNINGS (LOSS)											$ (3,818)	$ 17,753	$ 299
AmTrust | Affiliated entity
Related Party Transaction [Line Items]
Voting ordinary shares acquired, percent		45.00%
Evergreen Parent L.P. | Trident Pine | Affiliated entity
Related Party Transaction [Line Items]
Ownership of equity interest		21.80%